Significant Accounting Policies - Leases (Details) $ in Thousands, UYI in Millions	12 Months Ended
	Dec. 31, 2022 UYI	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)	Dec. 31, 2021 USD ($)
Lease liability		$ 282,458
Assets
Prepaid Expenses		10,922		$ 11,101
Operating lease ROU assets		271,702
Liabilities
Current lease liabilities		74,299
Other current liabilities				457
Noncurrent lease liabilities		$ 208,159
Other noncurrent liabilities				$ 7,468
Impairment expense on properties with carrying values in excess of recoverable values | UYI	UYI 0.9
Adjustments from Adoption
Lease liability			$ 209,000
Deferred rent			(7,900)
Assets
Prepaid Expenses			(1,100)
Operating lease ROU assets			202,000
ASU 2016-02 | Adjustments from Adoption
Assets
Prepaid Expenses			(1,094)
Operating lease ROU assets			201,728
Liabilities
Current lease liabilities			63,415
Other current liabilities			(457)
Noncurrent lease liabilities			145,144
Other noncurrent liabilities			(7,468)
ASU 2016-02 | Adjusted Balance
Assets
Prepaid Expenses			10,007
Operating lease ROU assets			201,728
Liabilities
Current lease liabilities			63,415
Noncurrent lease liabilities			$ 145,144